Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 17,832,991	$ 20,998,786
Accounts receivable, net	7,343	458,104
Prepayments and other current assets	1,000,744	1,136,769
Advance for investment		1,902,004
Other receivables	33,745	34,815
Total current assets	18,874,823	24,530,478
Non-current assets
Long-term investment	17,393,830	14,296,824
Goodwill		4,306,579
Property and equipment, net	54,430	81,315
Intangible assets, net		254,646
Operating Right-of-use asset, net		172,796
Total non-current assets	17,448,260	19,112,160
TOTAL ASSETS	36,323,083	43,642,638
Current liabilities
Accounts payable		21,894
Taxes payable	194,559	258,383
Amounts due to a related party	52,936	54,588
Accrued expenses	1,214,885	1,058,703
Deferred revenue-current	111,630	1,357,236
Operating Lease Liability-current		224,822
Deferred tax liabilities		28,241
Total current liabilities	1,574,010	3,003,867
Non-current liabilities
Long-term loans	13,250,516	13,681,099
Deferred revenue-noncurrent		3,430
Total non-current liabilities	13,250,516	13,684,529
TOTAL LIABILITIES	14,824,526	16,688,396
COMMITMENTS AND CONTIGENCIES
SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,449,451 and 14,900,000 shares issued and outstanding as of March 31, 2024 and March 31, 2023, respectively	3,090	2,980
Additional paid-in capital	19,055,297	19,055,407
Statutory reserve	745,590	745,590
Retained earnings	3,389,754	8,111,900
Accumulated other comprehensive (loss)/income	(1,695,174)	(961,635)
TOTAL SHAREHOLDERS’ EQUITY	21,498,557	26,954,242
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 36,323,083	$ 43,642,638